Long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

	2022	2021
Long-term debt:
Revolving credit facilities (a) (d)	$—	$—
Term loan credit facilities (b) (d)	1,233.0	2,341.8
Senior unsecured notes (e)	1,302.4	1,302.4
Senior unsecured exchangeable notes (g)	201.3	201.3
Senior Secured Notes (c)	1,000.0	500.0
	3,736.7	4,345.5
Debt discount on senior unsecured exchangeable notes	—	(5.1)
Deferred financing fees	(44.9)	(57.6)
Long-term debt	3,691.8	4,282.8
Current portion of long-term debt	(238.4)	(551.0)
Long-term debt	$3,453.4	$3,731.8

Schedule of Future Minimum Repayments Under Revolving Credit Facilities and Term Loans
The following is a schedule of future minimum repayments under the Company’s term loan credit facilities as of December 31, 2022:

2023	$239.6
2024	111.9
2025	167.4
2026	450.9
2027	241.2
Thereafter	22.0
$1,233.0